Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	Oct. 07, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2013